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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2008

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 13,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            70
                                              --------------

Form 13F Information Table Value Total:         $1,727,024
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101    84447    1467619    SOLE                   X
Aaron Rents Inc       COM   002535201     3804     142885    SOLE                   X
American Express      COM   025816109    33414    1801280    SOLE                   X
Applied Materials     COM   038222105    47020    4641693    SOLE                   X
Automatic Data Proc   COM   053015103    38722     984284    SOLE                   X
Avery Dennison Corp   COM   053611109    58891    1799297    SOLE                   X
Bed Bath & Beyond     COM   075896100    10427     410176    SOLE                   X
CDI Corp.             COM   125071100     9997     772542    SOLE                   X
CPI Corp.             COM   125902106     3681    1051771    SOLE                   X
Carmax Inc            COM   143130102     9085    1152892    SOLE                   X
Cintas Corp           COM   172908105     2745     118167    SOLE                   X
Coca Cola             COM   191216100    72361    1598433    SOLE                   X
Colgate-Palmolive     COM   194162103    75360    1099508    SOLE                   X
Comcast Corp Cl A     COM   20030N200     6349     393149    SOLE                   X
Corning Inc.          COM   219350105      111      11600    SOLE                   X
Cost Plus Inc         COM   221485105     2106    2245604    SOLE                   X
Cymer Inc             COM   232572107    13567     619233    SOLE                   X
Dell Inc              COM   24702R101    44399    4335792    SOLE                   X
Diamonds Trust Seri   COM   252787106     5247      59950    SOLE                   X
Dixie Group Inc.      COM   255519100     2117    1383880    SOLE                   X
DuPont                COM   263534109    38725    1530645    SOLE                   X
Dun & Bradstreet      COM   26483e100      540       7000    SOLE                   X
Eastman Kodak         COM   277461109     2391     363405    SOLE                   X
Emerson Elec Co       COM   291011104    12205     333370    SOLE                   X
Estee Lauder Cos      COM   518439104     1072      34634    SOLE                   X
Ethan Allen Interio   COM   297602104    18678    1299766    SOLE                   X
FedEx Corporation     COM   31428X106    26612     414843    SOLE                   X
Financial Select Se   COM   81369Y605    59345    4739987    SOLE                   X
Gannett Co Inc.       COM   364730101    19906    2488243    SOLE                   X
General Electric      COM   369604103    40917    2525770    SOLE                   X
General Mills Inc.    COM   370334104    13579     223527    SOLE                   X
Helmerich & Payne     COM   423452101    19258     846485    SOLE                   X
Hutchinson Tech Inc   COM   448407106     8577    2464526    SOLE                   X
Illinois Tool Works   COM   452308109    46032    1313331    SOLE                   X
Imation Corp.         COM   45245A107    13171     970573    SOLE                   X
Intel Corp            COM   458140100    27249    1858733    SOLE                   X
Johnson & Johnson     COM   478160104      862      14406    SOLE                   X
Kemet Corp.           COM   488360108     1776    6577281    SOLE                   X
Lawson Products       COM   520776105     1210      52957    SOLE                   X
Learning Tree         COM   522015106     1840     215983    SOLE                   X
Leggett & Platt Inc   COM   524660107    30584    2013424    SOLE                   X
MDC Hldgs             COM   552676108    15957     526635    SOLE                   X
Marsh & McLennan      COM   571748102    43708    1800924    SOLE                   X
Masco Corp            COM   574599106    42684    3835085    SOLE                   X
Maxwell Technologie   COM   577767106     6426    1267382    SOLE                   X
Microsoft Corp        COM   594918104   119978    6171701    SOLE                   X
Mohawk Industries I   COM   608190104     8548     198930    SOLE                   X
Newell Rubbermaid     COM   651229106    14814    1514679    SOLE                   X
Newport Corp.         COM   651824104    18504    2729185    SOLE                   X
News Corp Class A     COM   65248E104    27840    3062752    SOLE                   X
Office Depot Inc      COM   676220106     4375    1467978    SOLE                   X
Pacific Sunwear       COM   694873100     1263     794520    SOLE                   X
Penney (J.C.)         COM   708160106     5576     283042    SOLE                   X
PepsiCo Inc.          COM   713448108      266       4865    SOLE                   X
Procter & Gamble      COM   742718109    17624     285079    SOLE                   X
Rogers Corp.          COM   775133101    10579     380934    SOLE                   X
Seagate Technology    COM   G7945J104     9627    2173178    SOLE                   X
Staples Inc.          COM   855030102      416      23209    SOLE                   X
Talbots Inc           COM   874161102     8430    3527065    SOLE                   X
Texas Instruments     COM   882508104     7953     512420    SOLE                   X
Toll Brothers Inc     COM   889478103     7918     369500    SOLE                   X
USEC Inc.             COM   90333E108     9250    2060158    SOLE                   X
United Parcel Servi   COM   911312106    29353     532142    SOLE                   X
UnitedHealth Group    COM   91324P102    88032    3309483    SOLE                   X
W W Grainger Inc.     COM   384802104      483       6120    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   117804    2101383    SOLE                   X
Walgreen Co.          COM   931422109    81305    3295717    SOLE                   X
Walt Disney           COM   254687106    41546    1831021    SOLE                   X
Wells Fargo & Co      COM   949746101    70756    2400120    SOLE                   X
YRC Worldwide Inc     COM   984249102     7648    2664920    SOLE                   X